Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 28, 2025	Sep. 29, 2024	Oct. 01, 2023	Oct. 02, 2022	Oct. 03, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Mr. Tucker (1)	Compensation Actually Paid to Mr. Tucker (2)	Summary Compensation Table Total for Mr. Harris (1)	Compensation Actually Paid to Mr. Harris (2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based on:		Net Income / (Loss) (in thousands) (4)	Adjusted EBITDA (in thousands) (5)
							Company TSR (3)	Peer Group TSR (3)
2025	$5,271,591	$4,345,992	$4,590,897	$445,248	$1,606,291	$753,062	$27.88	$125.49	$(80,719)	$270,931
2024	$—	$—	$5,302,655	$2,588,620	$1,460,772	$1,001,308	$69.29	$141.56	$(36,695)	$322,273
2023	$—	$—	$5,346,487	$5,904,032	$1,218,660	$1,107,969	$95.35	$121.03	$130,826	$339,210
2022	$—	$—	$4,623,568	$3,552,682	$1,319,384	$1,252,322	$77.79	$79.16	$115,781	$321,974
2021	$—	$—	$4,709,511	$5,194,709	$1,218,621	$1,181,661	$124.73	$124.80	$165,755	$325,680

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The PEO for the majority of 2025 was Mr. Tucker, our Chief Executive Officer who was appointed CEO effective March 31, 2025. Mr. Harris, our former Chief Executive Officer was PEO from 2021 through March 14, 2025. The other named executive officers (NEOs) for each year reported are as follows:
•2025: Ms. Hooper; Mr. Scott; Mr. Ostrom; Ms. Super; and Mr. Mount
•2024: Mr. Scott; Mr. Ostrom; Mr. Cook, Mr. Gordon; and Ms. Super
•2023: Mr. Scott; Ms. Hooper; Mr. Mullany; Mr. Ostrom; Mr. Gordon; and Ms. Super
•2022: Mr. Mullany; Mr. Ostrom; Mr. Cook; and Mr. Piano
•2021: Mr. Mullany; Ms. Hooper; Mr. Ostrom; Mr. Gordon; Mr. Piano; and Mr. Martin

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR of our common stock and the “Company Peers” (as defined below) assuming an initial investment of $100 at the beginning of fiscal 2021. “Company Peers” include BJ's Restaurants Inc.; Bloomin’ Brands, Inc.; Brinker Int’l, Inc.; Cheesecake Factory Inc.; Cracker Barrel Old Country Store, Inc.; Denny's Corp.; Dine Brands Global Inc.; Domino's Pizza, Inc.; El Pollo Loco Holdings Inc.; Krispy Kreme, Inc.; Papa John's Int’l Inc.; Restaurant Brands Int’l Inc.; Shake Shack Inc.; Texas Roadhouse, Inc.; Wendy’s Company; and Wingstop Inc.
Our fiscal years 2024 Company Peers were BJ's Restaurants Inc.; Bloomin’ Brands, Inc.; Brinker Int’l, Inc.; Cheesecake Factory Inc.; Chipotle Mexican Grill, Inc.; Cracker Barrel Old Country Store, Inc.; Denny's Corp.; Dine Brands Global Inc.; Domino's Pizza, Inc.; El Pollo Loco Holdings Inc.; Krispy Kreme, Inc.; Papa John's Int’l Inc.; Restaurant Brands Int’l Inc.; Shake Shack Inc.; Texas Roadhouse, Inc.; Wendy’s Company; and Wingstop Inc. Using this group of Company Peers would have resulted in the following TSRs: 2021-$128, 2022-$101, 2023-$122, 2024-$173, 2025-$137.

PEO Total Compensation Amount	$ 5,271,591	$ 5,302,655	$ 5,346,487	$ 4,623,568	$ 4,709,511
PEO Actually Paid Compensation Amount	$ 4,345,992	2,588,620	5,904,032	3,552,682	5,194,709
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay Versus Performance table above. The table below sets forth the adjustments from Total Compensation reported in the Summary Compensation Table. For purposes of the pension valuation adjustments, there was no pension service or prior service cost. In addition, for purposes of equity adjustments, there were no dividends or other earnings paid during the applicable fiscal year.

	2025		2024		2023		2022		2021
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table (“SCT”) Total Compensation	$5,271,591	$1,606,291	$5,302,655	$1,460,772	$5,346,487	$1,218,660	$4,623,568	$1,319,384	$4,709,511	$1,218,621
Deduct: Change in Pension Value Reported in the SCT for Applicable Fiscal Year (“FY”)	—	—	—	7,769	—	290	—	—	—	4,425
Deduct: Grant Date Fair Value of the “Stock Awards” Column in the SCT for Applicable FY	3,636,095	1,345,489	3,501,773	610,126	2,745,302	358,811	2,618,140	445,614	2,634,444	374,357
Add: Fair Value at Applicable FY End of Equity Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End	2,710,496	725,807	2,502,908	440,550	3,604,355	434,342	2,456,309	479,344	2,907,881	349,413
Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End	—	(171,570)	(1,270,927)	(190,685)	(193,040)	(16,166)	(758,214)	(94,153)	123,482	17,106
Add: Vesting Date Fair Value of Awards Granted during Prior FY that Vested During Applicable FY	—	(61,977)	(444,243)	(82,908)	(108,468)	(11,034)	(150,842)	(6,638)	88,279	26,087
Add: Vesting Date Fair Value of Awards Granted during Applicable FY that Vested During Applicable FY	—	—	—	32,081	—	—	—	—	—	—
Deduct: Fair Value at Prior Year End of Awards Granted during Prior FY that were Forfeited during Applicable FY	—	—	—	40,607	—	158,732	—	—	—	50,783
Compensation Actually Paid**	$4,345,992	$753,062	$2,588,620	$1,001,308	$5,904,032	$1,107,969	$3,552,682	$1,252,322	$5,194,709	$1,181,661
*    Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes as the grant date fair value of all awards were determined based on the assumptions and methodologies set forth in the Company's 2025 Annual Report on Form 10-K (Note 13, Share-Based Employee Compensation).
**    Due to rounding, the totals shown may not equal the precise values obtained by adding and subtracting the numbers in the column.

Non-PEO NEO Average Total Compensation Amount	$ 1,606,291	1,460,772	1,218,660	1,319,384	1,218,621
Non-PEO NEO Average Compensation Actually Paid Amount	$ 753,062	1,001,308	1,107,969	1,252,322	1,181,661
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay Versus Performance table above. The table below sets forth the adjustments from Total Compensation reported in the Summary Compensation Table. For purposes of the pension valuation adjustments, there was no pension service or prior service cost. In addition, for purposes of equity adjustments, there were no dividends or other earnings paid during the applicable fiscal year.

	2025		2024		2023		2022		2021
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table (“SCT”) Total Compensation	$5,271,591	$1,606,291	$5,302,655	$1,460,772	$5,346,487	$1,218,660	$4,623,568	$1,319,384	$4,709,511	$1,218,621
Deduct: Change in Pension Value Reported in the SCT for Applicable Fiscal Year (“FY”)	—	—	—	7,769	—	290	—	—	—	4,425
Deduct: Grant Date Fair Value of the “Stock Awards” Column in the SCT for Applicable FY	3,636,095	1,345,489	3,501,773	610,126	2,745,302	358,811	2,618,140	445,614	2,634,444	374,357
Add: Fair Value at Applicable FY End of Equity Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End	2,710,496	725,807	2,502,908	440,550	3,604,355	434,342	2,456,309	479,344	2,907,881	349,413
Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End	—	(171,570)	(1,270,927)	(190,685)	(193,040)	(16,166)	(758,214)	(94,153)	123,482	17,106
Add: Vesting Date Fair Value of Awards Granted during Prior FY that Vested During Applicable FY	—	(61,977)	(444,243)	(82,908)	(108,468)	(11,034)	(150,842)	(6,638)	88,279	26,087
Add: Vesting Date Fair Value of Awards Granted during Applicable FY that Vested During Applicable FY	—	—	—	32,081	—	—	—	—	—	—
Deduct: Fair Value at Prior Year End of Awards Granted during Prior FY that were Forfeited during Applicable FY	—	—	—	40,607	—	158,732	—	—	—	50,783
Compensation Actually Paid**	$4,345,992	$753,062	$2,588,620	$1,001,308	$5,904,032	$1,107,969	$3,552,682	$1,252,322	$5,194,709	$1,181,661
*    Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes as the grant date fair value of all awards were determined based on the assumptions and methodologies set forth in the Company's 2025 Annual Report on Form 10-K (Note 13, Share-Based Employee Compensation).
**    Due to rounding, the totals shown may not equal the precise values obtained by adding and subtracting the numbers in the column.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 27.88	69.29	95.35	77.79	124.73
Peer Group Total Shareholder Return Amount	125.49	141.56	121.03	79.16	124.80
Net Income (Loss)	$ (80,719,000)	$ (36,695,000)	$ 130,826,000	$ 115,781,000	$ 165,755,000
Company Selected Measure Amount	270,931,000	322,273,000	339,210,000	321,974,000	325,680,000
PEO Name	Mr. Tucker
Additional 402(v) Disclosure	Reflects net income in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the fiscal years shown.
Adjusted EBITDA, Annual Incentive Target Weighting, Percentage	50.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	The Company’s Selected Measure (“CSM”) is Adjusted EBITDA which is a non-GAAP measure defined by the Company as net earnings (loss) on a GAAP basis excluding income taxes, interest expense, net, gains on the sale of company-operated restaurants, other operating expense (income), net, impairment of goodwill and intangible assets, depreciation and amortization, amortization of cloud computing costs, amortization of favorable and unfavorable leases and subleases, net, amortization of franchise tenant improvement allowances and incentives, net COLI (gains) losses, and pension and post-retirement benefit cost. See Appendix A — Reconciliation of Non-GAAP measurements to GAAP Results. We chose Adjusted EBITDA as our Company Selected Measure for evaluating Pay versus Performance because it is the key metric for measuring operational performance and is the primary metric used in our annual incentive targets (with 50% weighting).
Measure:: 2
Pay vs Performance Disclosure
Name	System Same-Store Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Development & Net Unit Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Return on Invested Capital (ROIC)
Measure:: 6
Pay vs Performance Disclosure
Name	Systemwide Sales (All Restaurants)
Mr. Tucker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,271,591
PEO Actually Paid Compensation Amount	4,345,992
Mr. Harris [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	4,590,897	$ 5,302,655	$ 5,346,487	$ 4,623,568	$ 4,709,511
PEO Actually Paid Compensation Amount	445,248	2,588,620	5,904,032	3,552,682	5,194,709
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,636,095)	(3,501,773)	(2,745,302)	(2,618,140)	(2,634,444)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,710,496	2,502,908	3,604,355	2,456,309	2,907,881
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,270,927)	(193,040)	(758,214)	123,482
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(444,243)	(108,468)	(150,842)	88,279
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(7,769)	(290)	0	(4,425)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,345,489)	(610,126)	(358,811)	(445,614)	(374,357)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	725,807	440,550	434,342	479,344	349,413
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(171,570)	(190,685)	(16,166)	(94,153)	17,106
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		32,081
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (61,977)	(82,908)	(11,034)	$ (6,638)	26,087
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (40,607)	$ (158,732)		$ (50,783)